Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Company's future minimum principal payments under its debt arrangements
As of September 30, 2025, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Second Lien Loans	Other Debt	Total
2025 (remaining three months)	$—	$5,405	$5,405
2026	10,000	17,267	27,267
2027	—	808	808
2028	—	44	44

Total principal debt payments and final payment fee	10,000	23,524	33,524
Less: unamortized debt discount	—	(141)	(141)
Less: unamortized final payment fee	—	(152)	(152)
Less: Debt, current portion	—	(22,148)	(22,148)

Debt, net of current portion	$10,000	$1,083	$11,083

As of December 31, 2024, the Company’s future minimum principal payments under its debt arrangements are as follows (in thousands):

Year Ended December 31,	Amount
2025	$17,181
2026	17,267
2027	808
2028	45

Total principal debt payments and final payment fee	35,301
Less: unamortized debt discount	(449)
Less: unamortized final payment fee	(486)
Less: Debt, current portion	(16,792)

Debt, net of current portion	$17,574